SCHEDULE I - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity, Par or Stated Value Per Share		$ 0.01
Temporary Equity, Shares Issued		76,201,000	69,860,000
Temporary Equity, Shares Outstanding		76,201,000	69,860,000	26,444,000
Common stock par or stated value per share	$ 0.01	$ 0.01	$ 0.01
Common stock shares authorized	2,000,000,000	500,000,000	500,000,000
Common stock shares issued	390,883,000	249,374,000	246,743,000
Common stock shares outstanding	390,883,000	249,374,000	246,743,000
Parent Company [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.01
Temporary Equity, Shares Issued		76,201,000	69,860,000
Temporary Equity, Shares Outstanding		76,201,000	69,860,000
Common stock par or stated value per share	$ 0.01	$ 0.01	$ 0.01
Common stock shares authorized	2,000,000,000	500,000,000	500,000,000
Common stock shares issued	390,883,000	249,374,000	246,743,000
Common stock shares outstanding	249,374,000	249,374,000	246,743,000